Employee Benefit Plans (Fair Values Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 410.4	$ 335.6
Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3.4	4.5
Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	44.9	12.2
Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	94.3	44.0
Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	42.3	36.4
Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.8	34.1
International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	80.6	115.6
Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.3	24.4
Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	32.6	32.4
Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	33.2	32.0
Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	314.4	252.2
Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	3.4	4.5
Quoted Prices in Active Markets (Level 1) | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Quoted Prices in Active Markets (Level 1) | Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	43.2	27.0
Quoted Prices in Active Markets (Level 1) | Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	42.3	36.4
Quoted Prices in Active Markets (Level 1) | Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.8	34.1
Quoted Prices in Active Markets (Level 1) | International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	80.6	61.4
Quoted Prices in Active Markets (Level 1) | Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	39.3	24.4
Quoted Prices in Active Markets (Level 1) | Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	32.6	32.4
Quoted Prices in Active Markets (Level 1) | Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	33.2	32.0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	96.0	83.4
Significant Other Observable Inputs (Level 2) | Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	44.9	12.2
Significant Other Observable Inputs (Level 2) | Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	51.1	17.0
Significant Other Observable Inputs (Level 2) | Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	54.2
Significant Other Observable Inputs (Level 2) | Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Other Observable Inputs (Level 2) | Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Cash
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Large-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Mid-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Small-cap equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | International equity
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Fixed-income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Multi-asset mutual fund
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	0	0
Significant Unobservable Inputs (Level 3) | Floating rate income funds
Defined Benefit Plan Disclosure [Line Items]
Total plan assets	$ 0	$ 0